UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST

(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, WI 53212

(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: October 31

Date of reporting period: January 31, 2020

Item 1. Schedule of Investments.

EuroPac International Value Fund

SCHEDULE OF INVESTMENTS

As of January 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 96.1%
	AUSTRALIA — 8.4%
120,000	Newcrest Mining Ltd.	$2,402,362
995,000	Telstra Corp. Ltd.	2,537,153
		4,939,515

	BRAZIL — 3.2%
450,656	Ambev S.A. - ADR	1,874,729

	CANADA — 19.5%
168,800	Barrick Gold Corp.	3,126,176
509,900	Kinross Gold Corp. *	2,585,193
33,400	Nutrien Ltd.	1,425,846
1,066,708	Yamana Gold, Inc.	4,341,502
		11,478,717

	CHINA — 5.1%
9,700	Baidu, Inc. - ADR *	1,198,532
38,000	Tencent Holdings Ltd. - ADR	1,820,580
		3,019,112

	DENMARK — 2.5%
23,950	Novo Nordisk A/S - ADR	1,456,878

	GERMANY — 6.4%
30,000	Bayer A.G.	2,407,596
30,000	Daimler A.G.	1,389,169
		3,796,765

	HONG KONG — 3.1%
223,500	China Mobile Ltd.	1,837,094

	NETHERLANDS — 2.6%
58,332	Royal Dutch Shell PLC - A Shares	1,528,800

	NEW ZEALAND — 0.2%
304,920	SKY Network Television Ltd.	136,002

	NORWAY — 2.1%
69,870	Equinor A.S.A.	1,260,977

	SINGAPORE — 3.4%
842,700	Singapore Telecommunications Ltd.	2,027,766

EuroPac International Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SWEDEN — 5.2%
295,100	Betsson A.B. *	$1,266,610
702,930	NetEnt A.B. *	1,803,527
		3,070,137

	SWITZERLAND — 5.6%
23,480	Novartis A.G. - ADR	2,219,095
25,500	Roche Holding A.G. - ADR	1,065,900
		3,284,995

	UNITED KINGDOM — 16.0%
68,314	British American Tobacco PLC - ADR	3,009,232
49,700	GlaxoSmithKline PLC - ADR	2,325,960
33,003	Unilever N.V.	1,923,415
1,123,470	Vodafone Group PLC	2,207,330
		9,465,937

	UNITED STATES — 12.8%
119,186	Newmont Corp.	5,370,521
26,645	Philip Morris International, Inc.	2,203,542
		7,574,063
	TOTAL COMMON STOCKS
	(Cost $55,195,365)	56,751,487

	SHORT-TERM INVESTMENTS — 3.9%
2,298,576	Federated Treasury Obligations Fund - Institutional Class, 1.452% [1]	2,298,576
	Total Short-Term Investments
	(Cost $2,298,576)	2,298,576

	TOTAL INVESTMENTS — 100.0%
	(Cost $57,493,941)	59,050,063
	Liabilities in Excess of Other Assets — (0.0)%	(461)
	TOTAL NET ASSETS — 100.0%	$59,049,602

ADR – American Depository Receipt

PLC – Public Limited Company

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

EuroPac International Bond Fund

SCHEDULE OF INVESTMENTS

As of January 31, 2020 (Unaudited)

Number of Shares		Value
COMMON STOCKS — 0.0%
UNITED STATES — 0.0%
10,729	Hycroft Mining Corp. *,1,2	$—
TOTAL COMMON STOCKS
	(Cost $1,585,230)	—

Principal Amount
	FIXED INCOME SECURITIES — 90.5%
	ARGENTINA — 0.9%
$40,000,000	Argentine Bonos del Tesoro 18.200%, 10/3/2021	368,297

	AUSTRALIA — 9.3%
1,000,000	Coca-Cola Amatil Ltd. 4.625%, 5/21/2021	699,787
1,000,000	Newcrest Finance Pty Ltd. 5.750%, 11/15/2041[3]	1,277,847
	Queensland Treasury Corp.
1,000,000	6.000%, 6/14/2021	717,082
1,500,000	5.750%, 7/22/2024	1,215,501
		3,910,217

	BRAZIL — 2.9%
4,500,000	Brazilian Government International Bond 12.500%, 1/5/2022	1,196,536

	CANADA — 7.3%
2,000,000	Canadian Government Bond 2.500%, 6/1/2024	1,587,230
350,000	Ontario Electricity Financial Corp. 8.900%, 8/18/2022	311,668
1,500,000	Pembina Pipeline Corp. 3.310%, 2/1/2030[4]	1,167,379
18,750	Sanjel Corp. 0.000%, 12/29/2167[1,2,5]	—
		3,066,277

	CHILE — 3.6%
375,000,000	Bonos de la Tesoreria de la Republica en pesos 4.500%, 3/1/2026	519,309
700,000,000	Bonos del Banco Central de Chile en Pesos 6.000%, 3/1/2022	965,769
		1,485,078

EuroPac International Bond Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2020 (Unaudited)

Principal Amount		Value
	FIXED INCOME SECURITIES (Continued)
	COLOMBIA — 1.0%
$1,150,000,000	Colombia Government International Bond 9.850%, 6/28/2027	$426,507

	GERMANY — 3.8%
14,000,000	Kreditanstalt fuer Wiederaufbau 3.310% (NIBOR 3 Month + 150 basis points), 1/25/2022[6]	1,572,610

	LUXEMBOURG — 3.3%
18,090,000,000	European Investment Bank 7.400%, 1/24/2022	1,368,157

	MALAYSIA — 5.9%
10,000,000	Malaysia Government Bond 4.160%, 7/15/2021	2,486,823

	MEXICO — 6.9%
20,000,000	America Movil S.A.B. de C.V. 6.450%, 12/5/2022	1,029,462
35,000,000	Mexican Bonos 6.750%, 3/9/2023	1,862,777
		2,892,239

	NEW ZEALAND — 8.0%
2,000,000	Fonterra Co-operative Group Ltd. 5.520%, 2/25/2020	1,295,655
2,100,000	New Zealand Government Inflation Linked Bond 3.000%, 9/20/2030	1,888,568
240,000	New Zealand Local Government Funding Agency Bond 4.500%, 4/15/2027	184,040
		3,368,263

	PERU — 4.4%
5,400,000	Peruvian Government International Bond 5.940%, 2/12/2029	1,836,308

	PHILIPPINES — 5.7%
75,000,000	Asian Development Bank 6.200%, 10/6/2026	1,056,354
67,000,000	Philippine Government International Bond 4.950%, 1/15/2021	1,332,257
		2,388,611

EuroPac International Bond Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2020 (Unaudited)

Principal Amount		Value
	FIXED INCOME SECURITIES (Continued)
	SINGAPORE — 7.1%
$1,000,000	Housing & Development Board 2.420%, 7/24/2023	$753,246
1,000,000	Keppel Corp. Ltd. 3.800%, 4/23/2027[4,7]	752,932
2,000,000	Singapore Government Bond 1.750%, 4/1/2022	1,475,891
		2,982,069

	SOUTH KOREA — 2.0%
60,000,000	Export-Import Bank of Korea 6.750%, 8/9/2022	845,431

	SWEDEN — 0.9%
3,500,000	Telia Co. A.B. 3.250%, 10/4/2077[4,8]	378,265

	UNITED STATES — 17.5%
1,000,000	Barrick North America Finance LLC 5.750%, 5/1/2043	1,351,356
26,000,000,000	Inter-American Development Bank 7.875%, 3/14/2023	2,026,591
35,000,000	International Bank for Reconstruction & Development 3.125%, 9/25/2020	692,398
	International Finance Corp.
74,000,000	8.250%, 6/10/2021	1,068,340
56,000,000	5.850%, 11/25/2022	780,640
1,000,000	Newmont Corp. 6.250%, 10/1/2039	1,398,428
		7,317,753
	TOTAL FIXED INCOME SECURITIES
	(Cost $41,853,365)	37,889,441

Number of Shares
	SHORT-TERM INVESTMENTS — 6.5%
2,708,591	Federated Treasury Obligations Fund - Institutional Class, 1.452% [9]	2,708,591
	Total Short-Term Investments
	(Cost $2,708,591)	2,708,591

	TOTAL INVESTMENTS — 97.0%
	(Cost $46,147,186)	40,598,032
	Other Assets in Excess of Liabilities — 3.0%	1,260,472
	TOTAL NET ASSETS — 100.0%	$41,858,504

EuroPac International Bond Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2020 (Unaudited)

LLC – Limited Liability Company

*	Non-income producing security.
[1]	Illiquid security. The total illiquid securities represent 0.00% of Net Assets. The total value of these securities is $0.
[2]	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 0.00% of Net Assets. The total value of these securities is $0.
[3]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $1,277,847, which represents 3.05% of Net Assets.
[4]	Callable.
[5]	Perpetual security. Maturity date is not applicable.
[6]	Floating rate security.
[7]	Step rate security.
[8]	Variable rate security.
[9]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

EuroPac International Dividend Income Fund

SCHEDULE OF INVESTMENTS

As of January 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 96.8%
	AUSTRALIA — 4.7%
1,025,000	Telstra Corp. Ltd.	$2,613,651

	BRAZIL — 2.6%
350,651	Ambev S.A. - ADR	1,458,708

	CANADA — 12.8%
151,000	Barrick Gold Corp.	2,796,520
43,650	BCE, Inc.	2,056,834
91,047	Freehold Royalties Ltd.	485,712
426,000	Yamana Gold, Inc.	1,733,820
		7,072,886

	DENMARK — 2.6%
23,100	Novo Nordisk A/S - ADR	1,405,173

	FRANCE — 9.0%
18,700	Danone S.A.	1,496,413
130,000	Engie S.A.	2,237,667
25,650	TOTAL S.A. - ADR	1,246,333
		4,980,413

	GERMANY — 6.7%
29,370	Bayer A.G.	2,357,036
29,141	Daimler A.G.	1,349,393
		3,706,429

	HONG KONG — 3.4%
227,000	China Mobile Ltd.	1,865,862

	NETHERLANDS — 2.8%
29,380	Royal Dutch Shell PLC - Class A - ADR	1,532,167

	NEW ZEALAND — 3.7%
1,849,000	Kiwi Property Group Ltd.	1,864,179
424,922	SKY Network Television Ltd.	189,526
		2,053,705

	NORWAY — 5.4%
58,950	Equinor A.S.A. - ADR	1,071,711
104,900	Telenor A.S.A.	1,895,644
		2,967,355

	SINGAPORE — 5.1%
570,000	Singapore Telecommunications Ltd.	1,371,575

EuroPac International Dividend Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SINGAPORE (Continued)
2,709,861	Starhill Global REIT - REIT	$1,459,584
		2,831,159

	SWEDEN — 5.0%
261,000	Betsson A.B. *	1,120,249
630,000	NetEnt A.B. *	1,616,408
		2,736,657

	SWITZERLAND — 6.0%
11,696	Novartis A.G. - ADR	1,105,389
53,331	Roche Holding A.G. - ADR	2,229,236
		3,334,625

	UNITED KINGDOM — 15.2%
67,800	British American Tobacco PLC - ADR	2,986,590
36,240	GlaxoSmithKline PLC - ADR	1,696,032
27,650	Unilever N.V.	1,611,442
1,054,109	Vodafone Group PLC	2,071,053
		8,365,117

	UNITED STATES — 11.8%
101,150	Newmont Goldcorp Corp.	4,557,819
23,700	Philip Morris International, Inc.	1,959,990
		6,517,809
	TOTAL COMMON STOCKS
	(Cost $57,307,129)	53,441,716
	SHORT-TERM INVESTMENTS — 3.1%
1,720,985	Federated Treasury Obligations Fund - Institutional Class, 1.452% [1]	1,720,985
	Total Short-Term Investments
	(Cost $1,720,985)	1,720,985

	TOTAL INVESTMENTS — 99.9%
	(Cost $59,028,114)	55,162,701
	Other Assets in Excess of Liabilities — 0.1%	78,202
	TOTAL NET ASSETS — 100.0%	$55,240,903

ADR – American Depository Receipt

PLC – Public Limited Company

REIT – Real Estate Investment Trusts

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

EP Emerging Markets Small Companies Fund

SCHEDULE OF INVESTMENTS

As of January 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 96.1%
	BANGLADESH — 1.6%
1,603,015	BRAC Bank Ltd. *	$942,396

	BRAZIL — 7.0%
19,800	Arco Platform Ltd. - Class A *	1,027,224
265,690	Banco Inter S.A. [1]	990,149
200,545	Instituto Hermes Pardini S.A.	1,372,056
179,230	Odontoprev S.A.	739,084
		4,128,513

	CHINA — 11.0%
940,945	AK Medical Holdings Ltd. [1]	1,333,710
62,165	Amoy Diagnostics Co., Ltd. - Class A	631,944
2,700,000	China Forestry Holdings Co., Ltd. *,2,3	—
311,330	Chongqing Fuling Zhacai Group Co., Ltd. - Class A	1,038,252
570,720	Haitian International Holdings Ltd.	1,233,897
2,100,515	Lifetech Scientific Corp. *	376,203
800,490	Nexteer Automotive Group Ltd.	588,499
307,770	Shanghai Kinetic Medical Co., Ltd. - Class A	686,460
162,313	Vitasoy International Holdings Ltd.	585,055
		6,474,020

	INDIA — 22.7%
42,285	Aavas Financiers Ltd. *	1,181,633
35,900	AIA Engineering Ltd.	893,607
536,000	Castrol India Ltd.	1,012,321
434,600	City Union Bank Ltd.	1,404,947
111,600	CreditAccess Grameen Ltd. *	1,252,653
380,350	Essel Propack Ltd.	959,392
24,600	Jubilant Foodworks Ltd.	650,184
328,900	Jyothy Labs Ltd.	711,313
44,000	L&T Technology Services Ltd. [1]	1,035,448
32,300	Metropolis Healthcare Ltd. *,1	745,915
62,200	Mphasis Ltd.	809,027
36,500	Sundaram Finance Ltd.	838,075
113,300	Sundram Fasteners Ltd.	813,894
233,896	Syngene International Ltd. [1]	1,029,395
		13,337,804

	INDONESIA — 4.0%
10,752,795	Ace Hardware Indonesia Tbk P.T.	1,354,435
2,989,275	Bank Tabungan Pensiunan Nasional Syariah Tbk P.T. *	962,744
		2,317,179

EP Emerging Markets Small Companies Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	MALAYSIA — 1.4%
353,500	ViTrox Corp. Bhd	$802,233

	MEXICO — 6.0%
753,100	Banco del Bajio S.A. [1]	1,241,915
133,175	Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	1,013,992
225,695	Regional S.A.B. de C.V.	1,292,501
		3,548,408

	PHILIPPINES — 4.2%
5,089,090	D&L Industries, Inc.	881,054
197,500	Universal Robina Corp.	563,397
2,829,015	Wilcon Depot, Inc.	1,048,567
		2,493,018

	POLAND — 3.1%
43,614	Dino Polska S.A. *,1	1,825,819

	SOUTH AFRICA — 3.4%
81,200	Clicks Group Ltd.	1,310,104
412,300	Dis-Chem Pharmacies Ltd. [1]	707,106
		2,017,210

	SOUTH KOREA — 10.8%
18,049	Cafe24 Corp. *	734,590
8,925	Kakao Corp.	1,176,489
21,200	Koh Young Technology, Inc. *	1,616,989
16,470	LEENO Industrial, Inc.	1,114,356
9,000	SK Materials Co., Ltd.	1,172,265
10,100	Tokai Carbon Korea Co., Ltd.	498,879
		6,313,568

	SPAIN — 2.3%
107,520	AmRest Holdings S.E. *	1,334,773

	SWEDEN — 1.9%
52,500	Vitrolife A.B.	1,100,652

	TAIWAN — 11.1%
19,490	ASPEED Technology, Inc.	596,821
196,775	Chroma ATE, Inc.	959,651
47,070	eMemory Technology, Inc.	497,139
108,258	Hiwin Technologies Corp.	1,077,197
46,015	Parade Technologies Ltd.	957,422

EP Emerging Markets Small Companies Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TAIWAN (Continued)
101,319	Voltronic Power Technology Corp.	$2,433,215
		6,521,445

	THAILAND — 3.3%
1,043,430	Mega Lifesciences PCL	904,135
880,500	TOA Paint Thailand PCL	1,008,680
		1,912,815

	VIETNAM — 2.3%
289,298	Mobile World Investment Corp.	1,369,476
	TOTAL COMMON STOCKS
	(Cost $49,370,956)	56,439,329
	SHORT-TERM INVESTMENTS — 3.6%
2,095,019	Federated Treasury Obligations Fund - Institutional Class, 1.452% [4]	2,095,019
	Total Short-Term Investments
	(Cost $2,095,019)	2,095,019

	TOTAL INVESTMENTS — 99.7%
	(Cost $51,465,975)	58,534,348
	Other Assets in Excess of Liabilities — 0.3%	185,783
	TOTAL NET ASSETS — 100.0%	$58,720,131

PCL – Public Company Limited

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $8,909,457, which represents 15.17% of Net Assets.
[2]	Illiquid security. The total illiquid securities represent 0.00% of Net Assets. The total value of these securities is $0.
[3]	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 0.00% of Net Assets. The total value of these securities is $0.
[4]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

EuroPac Gold Fund

SCHEDULE OF INVESTMENTS

As of January 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 97.1%
	GOLD MINING — 38.4%
101,540	Agnico Eagle Mines Ltd.	$6,277,203
1,524,600	B2Gold Corp.	6,586,272
150,000	B2Gold Corp.[1]	649,463
341,692	Barrick Gold Corp.	6,328,136
115,000	Cia de Minas Buenaventura S.A.A. - ADR	1,486,950
270,000	Equinox Gold Corp.*1	2,274,822
979,000	Gold Fields Ltd. - ADR	6,265,600
200,000	Kinross Gold Corp.*	1,014,000
96,000	Newmont Corp.	4,325,760
1,440,000	OceanaGold Corp.[1]	3,014,055
100,000	OceanaGold Corp.	209,000
15,000	Polymetal International PLC[1]	254,721
13,000	Polyus PJSC - GDR[1]	794,300
2,816,100	Premier Gold Mines Ltd.*1	3,383,406
533,169	Pretium Resources, Inc.*	5,806,210
40,000	Pretium Resources, Inc.*1	435,545
900,000	Zijin Mining Group Co., Ltd. - Class H1	395,154
		49,500,597

	ROYALTY COMPANIES — 31.9%
441,366	Elemental Royalties[2,3]	1,783,119
1,131,976	EMX Royalty Corp.*	2,294,289
80,096	Franco-Nevada Corp.	9,102,109
107,500	Lara Exploration Ltd.*1	47,926
1,321,350	Metalla Royalty & Streaming Ltd.[1]	8,187,298
225,000	Metalla Royalty & Streaming Ltd.*1,2,3	1,394,136
321,400	Osisko Gold Royalties Ltd.	3,207,572
323,120	Osisko Gold Royalties Ltd.[1]	3,222,899
56,200	Royal Gold, Inc.	6,480,984
400,000	Sandstorm Gold Ltd.*	2,744,000
69,000	Wheaton Precious Metals Corp.	2,032,050
25,000	Wheaton Precious Metals Corp.[1]	735,983
		41,232,365

	PRECIOUS METALS DEVELOPMENTAL — 2.2%
3,832,803	Almaden Minerals Ltd. - Class B*	2,108,042
1,098,017	Almaden Minerals Ltd. - Class B*,1	613,973
215,500	Almaden Minerals Ltd. - Class B*1,2,3	120,500
		2,842,515

	PRECIOUS METALS EXPLORATION — 13.2%
1,611,182	Almadex Minerals Ltd.*1	304,364
6,680,000	Altus Strategies PLC*1,2,3,4	630,951

EuroPac Gold Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	PRECIOUS METALS EXPLORATION (Continued)
50,000	Aurion Resources Ltd.*1	$75,185
571,428	Aurion Resources Ltd.*1,2,3	859,258
1,711,182	Azucar Minerals Ltd.*1	206,883
4,716,651	Evrim Resources Corp.*1,4	1,158,313
750,000	Evrim Resources Corp.*1,2,3,4	184,185
505,500	Harfang Exploration, Inc.*1	99,312
401,800	Irving Resources, Inc.*1	1,348,037
590,000	Irving Resources, Inc.*1,2,3	1,979,447
2,585,000	Magna Gold Corp.*1,2,3,4	722,722
8,742,000	Medgold Resources Corp.*1,4	429,371
736,000	Medgold Resources Corp.*1,2,3,4	36,149
5,380,900	Midland Exploration, Inc.*1,4	3,456,071
899,685	Mirasol Resources Ltd.*1	339,914
3,703,704	Mundoro Capital, Inc.*1,2,3,4	433,787
50,000	O3 Mining, Inc.*1	92,565
128,900	O3 Mining, Inc.*1,2,3	238,632
5,016,400	Revelo Resources Corp.*1	56,858
920,000	Revival Gold, Inc.*1,2,3	424,059
2,800,000	Riverside Resources, Inc.*1,2,3,4	296,207
10,000	Seabridge Gold, Inc.*	139,300
5,118,424	Vista Gold Corp.*4	3,477,969
8,200	Vista Gold Corp.*1,4	5,577
		16,995,116

	SILVER: EXPLORATION AND MINING — 8.8%
1,777,997	Fortuna Silver Mines, Inc.*	6,969,748
191,500	Pan American Silver Corp.	4,400,670
		11,370,418

	DIVERSIFIED EXPLORATION AND MINING — 0.0%
20,000	Solaris Copper, Inc.*1,2,3	3,778

	GOLD EXPLORATION — 2.6%
700,000	Adriatic Metals PLC*1	763,773
2,000,000	Adriatic Metals PLC*1,2,3	2,182,207
350,000	Lumina Gold Corp.*1	187,774
440,000	Lumina Gold Corp.*1,2,3	236,059
		3,369,813
	TOTAL COMMON STOCKS
	(Cost $89,843,420)	125,314,602

EuroPac Gold Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2020 (Unaudited)

Number of Shares		Value
	WARRANTS — 0.7%
	PRECIOUS METALS DEVELOPMENTAL — 0.0%
68,008	Almaden Minerals Ltd., Expiration Date: June 1, 2020[1,2,3]	$—
107,750	Almaden Minerals Ltd., Expiration Date: June 7, 2022[1,2,3]	—
		—

	PRECIOUS METALS EXPLORATION — 0.4%
6,680,000	Altus Strategies PLC, Expiration Date: April 18, 2023[1,2,3]	—
925,575	Evrim Resources Corp., Expiration Date: May 19, 2020[1,2,3]	—
270,000	Irving Resources, Inc., Expiration Date: November 26, 2020[1,2,3]	548,814
736,000	Medgold Resources Corp., Expiration Date: October 16, 2020[1,2,3]	—
219,030	Millrock Resources, Inc., Expiration Date: December 15, 2020[1,2,3]	—
1,851,852	Mundoro Capital, Inc., Expiration Date: January 9, 2022[1,2,3]	—
128,900	O3 Mining Corp., Expiration Date: March 27, 2022[1,2,3]	—
497,000	Outcrop Gold Corp., Expiration Date: June 23, 2021[1,2,3]	—
460,000	Revival Gold, Inc., Expiration Date: April 4, 2022[1,2,3]	—
2,800,000	Riverside Resources, Inc., Expiration Date: March 19, 2021[1,2,3]	—
		548,814

	ROYALTY COMPANIES — 0.3%
112,500	Metalla Royalty & Streaming Ltd. Expiration Date: December 21, 2020[1,2,3]	299,229

	SILVER: EXPLORATION AND MINING — 0.0%
1,880,000	Golden Arrow Resources Corp., Expiration Date: April 16, 2021[1,2,3]	—
	TOTAL WARRANTS
	(Cost $0)	848,043
	SHORT-TERM INVESTMENTS — 0.9%
1,209,626	Federated Treasury Obligations Fund - Institutional Class, 1.45%[5]	1,209,626
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,209,626)	1,209,626

	TOTAL INVESTMENTS — 98.7%
	(Cost $91,053,046)	127,372,271
	Other Assets in Excess of Liabilities — 1.3%	1,684,535
	TOTAL NET ASSETS — 100.0%	$129,056,806

ADR – American Depository Receipt

GDR – Global Depository Receipt

PJSC – Public Joint Stock Company

PLC – Public Limited Company

*	Non-income producing security.
[1]	Foreign security denominated in U.S. dollars.
[2]	Illiquid security. The total illiquid securities represent 9.59% of Net Assets. The total value of these securities is $12,373,239.

EuroPac Gold Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2020 (Unaudited)

[3]	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 9.59% of Net Assets. The total value of these securities is $12,373,239.
[4]	Affiliated company.
[5]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Euro Pacific Funds

NOTES TO SCHEDULE OF INVESTMENTS

January 31, 2020 (Unaudited)

Note 1 – Organization

EuroPac International Value Fund (the ‘‘International Value Fund’’), EuroPac International Bond Fund (the “International Bond Fund”), EuroPac International Dividend Income Fund (the “International Dividend Income Fund”), EP Emerging Markets Small Companies Fund (the “Emerging Markets Small Companies Fund”) and EuroPac Gold Fund (the “Gold Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The International Value Fund commenced operations on April 7, 2010, and its primary investment objective is to provide income and long-term capital appreciation. The International Bond Fund commenced operations on November 15, 2010, and its primary investment objective is to provide current income and capital appreciation. The International Dividend Income Fund commenced operations on January 10, 2014, and its primary investment objective is to seek income and maximize growth of income. The Emerging Markets Small Companies Fund commenced operations on December 1, 2010, and its primary investment objective is to provide long-term capital appreciation. The Gold Fund commenced operations on July 19, 2013, and its primary investment objective is to provide long-term capital appreciation. The International Value Fund, International Bond Fund, International Dividend Income Fund, Emerging Markets Small Companies Fund and Gold Fund are authorized to issue two classes of shares: Class A shares and Class I shares. The Class I shares commenced operations on July 16, 2013 in the International Value Fund, International Bond Fund and Emerging Markets Small Companies Fund. The Class I shares commenced operations on November 20, 2018 in the Gold Fund.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative net assets. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

Each Fund value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Euro Pacific Funds

NOTES TO SCHEDULE OF INVESTMENTS – Continued

January 31, 2020 (Unaudited)

Fair value pricing may be applied to foreign securities held by the Funds upon the occurrence of an event after the close of trading on non-U.S. markets, but before the close of trading on the NYSE when each Fund’s NAV is determined. If the event may result in a material adjustment to the price of the Fund’s foreign securities once non-U.S. markets open on the following business day (such as, for example, a significant surge or decline in the U.S. market), the Fund may value such foreign securities at fair value, taking into account the effect of such event, in order to calculate the Fund’s NAV. Other types of portfolio securities that the Fund may fair value include, but are not limited to: (1) investments that are illiquid or traded infrequently, including “restricted” securities and private placements for which there is no public market; (2) investments for which, in the judgment of the Advisor, the market price is stale; (3) securities of an issuer that has entered into a restructuring; (4) securities for which trading has been halted or suspended; and (5) fixed income securities for which there is not a current market value quotation.

Foreign securities traded in countries outside the U.S. are fair valued by utilizing the quotations of an independent pricing service or from a brokerage firm. The pricing service will use a statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Fund calculates the NAVs. The Board reviews the independent third party fair valuation analysis report quarterly.

(b) Foreign Currency Translation

The Funds’ records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Funds’ NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Funds do not isolate that portion of their net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Note 3 – Federal Income Taxes

At January 31, 2020, gross unrealized appreciation and depreciation of investments owned by the Funds, based on cost for federal income tax purposes were as follows:

Euro Pacific Funds

NOTES TO SCHEDULE OF INVESTMENTS – Continued

January 31, 2020 (Unaudited)

	International Value Fund	International Bond Fund	International Dividend Income Fund	Emerging Markets Small Companies Fund	Gold Fund

Cost of investments	$57,493,941	$46,147,186	$59,038,722	$51,465,975	$96,323,635

Gross unrealized appreciation	$9,708,097	$822,015	$6,408,312	$11,715,922	$40,081,707
Gross unrealized depreciation	(8,151,975)	(6,371,169)	(10,284,333)	(4,647,549)	(9,033,071)
Net unrealized appreciation (depreciation) on investments	$1,556,122	$(5,549,154)	$(3,876,021)	$7,068,373	$31,048,636

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sale loss deferrals and passive foreign investment companies (“PFICs”).

Note 4 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Euro Pacific Funds

NOTES TO SCHEDULE OF INVESTMENTS – Continued

January 31, 2020 (Unaudited)

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing investments are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of January 31, 2020, in valuing the Funds’ assets carried at fair value:

International Value Fund	Level 1	Level 2	Level 3**	Total
Investments
Common Stocks
Basic Materials	$16,849,238	$2,402,362	$-	$19,251,600
Communications	3,155,114	8,609,343	-	11,764,457
Consumer, Cyclical	1,266,610	1,389,169	-	2,655,779
Consumer, Non-cyclical	16,078,751	2,407,596	-	18,486,346
Energy	-	2,789,777	-	2,789,778
Technology	1,803,527	-	-	1,803,527
Short-Term Investments	2,298,576	-	-	2,298,576
Total Investments	$41,451,816	$17,598,247	$-	$59,050,063

International Bond Fund	Level 1	Level 2	Level 3	Total
Investments
Common Stocks
Basic Materials	$-	$-	$-	$-
Bonds
Basic Materials	-	4,027,631	-	4,027,631
Communications	-	1,407,727	-	1,407,727
Consumer, Non-cyclical	-	1,995,442	-	1,995,442
Diversified	-	752,932	-	752,932
Energy	-	1,167,379	-	1,167,379
Financial	-	2,538,379	-	2,538,379
Government	-	25,688,283	-	25,688,283
Utilities	-	311,668	-	311,668
Short-Term Investments	2,708,591	-	-	2,708,591
Total Investments	$2,708,591	$37,889,441	$-	$40,598,032

International Dividend Income Fund	Level 1	Level 2	Level 3**	Total
Investments
Common Stocks
Basic Materials	$9,088,159	$-	$-	$9,088,159
Communications	2,246,359	9,817,786	-	12,064,145
Consumer, Cyclical	1,120,248	1,349,393	-	2,469,641
Consumer, Non-cyclical	14,452,560	3,853,449	-	18,306,009
Energy	4,335,924	-	-	4,335,924
Financial	1,459,584	1,864,179	-	3,323,763
Technology	1,616,408	-	-	1,616,408
Utilities	-	2,237,667	-	2,237,667
Short-Term Investments	1,720,985	-	-	1,720,985
Total Investments	$36,040,227	$19,122,474	$-	$55,162,701

Euro Pacific Funds

NOTES TO SCHEDULE OF INVESTMENTS – Continued

January 31, 2020 (Unaudited)

Emerging Markets Small Companies Fund	Level 1	Level 2	Level 3	Total
Investments
Common Stocks
Basic Materials	$-	$2,021,001	$-	$2,021,001
Communications	-	1,911,079	-	1,911,079
Consumer, Cyclical	4,444,881	4,732,157	-	9,177,038
Consumer, Non-cyclical	3,845,902	9,939,458	-	13,785,360
Financial	6,387,678	4,458,419	-	10,846,097
Industrial	3,745,280	10,566,962	-	14,312,242
Technology	1,027,224	3,359,288	-	4,386,512
Short-Term Investments	2,095,019	-	-	2,095,019
Total Investments	$21,545,984	$36,988,364	$-	$58,534,348

Gold Fund	Level 1	Level 2*	Level 3	Total
Investments
Common Stocks
Diversified Exploration and Mining	$-	$-	$3,778	$3,778
Gold Exploration	951,547	-	2,418,266	3,369,813
Gold Mining	49,500,597	-	-	49,500,597
Precious Metals Developmental	2,722,015	-	120,500	2,842,515
Precious Metals Exploration	11,189,719	-	5,805,397	16,995,116
Royalty Companies	38,055,110	-	3,177,255	41,232,365
Silver: Exploration and Mining	11,370,418	-	-	11,370,418
Warrants
Precious Metals Developmental	-	-	-	-
Precious Metals Exploration	-	-	548,814	548,814
Royalty Companies	-	-	299,229	299,229
Silver: Exploration and Mining	-	-	-	-
Short-Term Investments	1,209,626	-	-	1,209,626
Total Investments	$114,999,032	$-	$12,373,239	$127,372,271

*	The Fund did not hold any Level 2 securities at period end.
**	The Fund did not hold any Level 3 securities at period end.

Euro Pacific Funds

NOTES TO SCHEDULE OF INVESTMENTS – Continued

January 31, 2020 (Unaudited)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

	International Bond Fund	Emerging Markets Small Companies Fund	Gold Fund – Common Stocks	Gold Fund – Warrants
Beginning balance October 31, 2019	$-	$-	$6,132,981	$202,604
Transfers into Level 3 during the period	-	-	-	-
Transfers out of Level 3 during the period	-	-	-	-
Total realized gain/(loss)	-	-	17,175	-
Total unrealized appreciation/(depreciation)	-	-	3,106,767	645,439
Net purchases	-	-	2,289,737	-
Net sales	-	-	(21,464)	-
Balance as of January 31, 2020	$-	$-	$11,525,196	$848,043

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of January 31, 2020:

					Impact to
					Valuation
	Fair Value				from an
	January 31,	Valuation	Unobservable	Input	increase in
	2020	Methodologies	Input(1)	Range/Value	Input(2)
Gold Fund - Warrants	$848,043	Fair Value Pricing	Discount for lack of marketability	10%	Decrease
Common Stocks	$11,525,196	Fair Value Pricing	Discount for lack of marketability	10%	Decrease

(1)	The investment advisor considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.
(2)	This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

The Level 3 investments for the International Bond Fund and Emerging Markets Small Companies Fund represented 0.00% of net assets and did not warrant a disclosure of significant unobservable valuation inputs.

Note 5 – Investments in Affiliated Issuers

An affiliated issuer is an entity in which the Fund has ownership of a least 5% of the voting securities or any investment in a EuroPac Fund. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Fund owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of January 31, 2020 and may include acquisitions of new investments, prior year holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end:

Euro Pacific Funds

NOTES TO SCHEDULE OF INVESTMENTS – Continued

January 31, 2020 (Unaudited)

					Transfer
				Net	Prior Year	Change in
	Value			Realized	Unrealized	Unrealized
Fund/Security	Beginning		Sales	Gain	Appreciation	Appreciation	Value End	Dividend
Description	of Period	Purchases	Proceeds	(Loss)	(Depreciation)	(Depreciation)	of Period	Income
Gold Fund
Evrim Resources Corp.	$1,265,908	$-	$-	$-	$-	$76,590	$1,342,498	$-
Magna Gold Corp.	549,541	-	-	-	-	173,181	722,722	-
Medgold Resources Corp.	503,728	-	-	-	-	(38,208)	465,520	-
Midland Exploration, Inc.	3,428,241	3,451	-	-	-	24,379	3,456,071	-
Vista Gold Corp.	3,896,228	-	-	-	-	(412,682)	3,483,546	-
Total	$9,643,646
Altus Strategies PLC (1)	329,664	-	-	-	455,726	(154,439)	630,951	-
Mundoro Capital, Inc. (1)	-	380,952	-	-	-	52,835	433,787	-
Riverside Resources, Inc. (1)	297,623	-	-	-	41,976	(43,392)	296,207	-
Total				$-		$(321,736)	$10,831,302	$-

	Shares			Shares
Fund/Security	Beginning			End
Description	of Period	Purchases	Sales	of Period
Gold Fund
Evrim Resources Corp.	5,466,651	-	-	5,466,651
Magna Gold Corp.	2,585,000	-	-	2,585,000
Medgold Resources Corp..	9,478,000	-	-	9,478,000
Midland Exploration, Inc.	5,375,400	5,500	-	5,380,900
Vista Gold Corp.	5,126,624	-	-	5,126,624

Altus Strategies PLC (1)	6,680,000	-	-	6,680,000
Mundoro Capital, Inc. (1)	-	3,703,704	-	3,703,704
Riverside Resources, Inc. (1)	2,800,000	-	-	2,800,000

(1)	Not an affiliate at the beginning of the period.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	3/31/20

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	3/31/20

By:*	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	3/31/20

*	Print the name and title of each signing officer under his or her signature.